Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment
Summary of property and equipment

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 31 December 2018 and 1 January 2019
(Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 and 1 January 2019, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925
Additions	18,030	77,495	18,835	955	68,646	183,961
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,617	—	(374)	—	—	7,243
Fair value adjustment arising from the Business Combination	91,610	(47,632)	13,952	6,669	—	64,599
Transfers	443,089	42	1,038	3,158	(447,327)	—
Disposals	(343)	(1,594)	(443)	(18)	—	(2,398)
Depreciation	(102,216)	(59,915)	(18,746)	(4,672)	—	(185,549)
At 31 December 2019, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 31 December 2019
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2018 (Predecessor)
Cost	801,344	437,778	62,815	23,994	295,344	1,621,275
Accumulated depreciation	(310,910)	(186,527)	(44,182)	(15,084)	—	(556,703)

Net carrying amount	490,434	251,251	18,633	8,910	295,344	1,064,572

At 1 January 2018, net of accumulated depreciation	490,434	251,251	18,633	8,910	295,344	1,064,572
Additions	66,538	182,612	34,163	7,999	666,701	958,013
Transfers	566,658	982	—	—	(567,640)	—
Disposals	(3)	(308)	(13)	(9)	—	(333)
Depreciation	(67,254)	(44,706)	(12,068)	(3,299)	—	(127,327)
At 31 December 2018, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 (Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925